Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis of preparation
Basis of preparation

2Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2023, 2022 and 2021 are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed equity instruments and the convertible loan receivable which are both included in the other non-current assets and the share appreciation rights which are measured at fair value.

The financial statements are prepared on a going concern basis. The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments adopted by the Group

The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2023, but do not have a significant impact on the consolidated financial statements of the Group.

●	IFRS 17 Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued on 12 February 2021)
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)
●	Amendments to IFRS 17 Insurance contracts: initial application of IFRS 17 and IFRS 9 – Comparative information (issued on 9 December 2021)
●	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules (issued on 23 May 2023)

Standards and Interpretations issued but not yet effective in the current period

No amendments to standards that are issued but not yet effective are considered to materially affect the Company’s accounting policies or any of the disclosures when applied for the first time. The Company has not early adopted any of the below.

Amendments to IAS 1 ‘Presentation of Financial Statements: Classification of Liabilities as current or non-current’ (effective January 1, 2024), affect only the presentation of liabilities in the statement of financial position — not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items.

The amendments:

●	clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;
●	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services; and
●	clarify how conditions with which an entity must comply within 12 months after the reporting period, such as covenants, affect the corresponding liability’s classification.

Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (effective January 1, 2024). The amendments explain how an entity accounts for a sale and leaseback after the date of the transaction, specifically where some or all the lease payments are variable lease payments that do not depend on an index or rate. They state that, in subsequently measuring the lease liability, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognizing any amount of the gain or loss that relates to the right of use it retains. Any gains and losses relating to the full or partial termination of a lease continue to be recognized when they occur as these relate to the right of use terminated and not the right of use retained.

Amendments to IAS 7 ‘Statement of Cash Flows’ and IFRS 7 ‘Financial Instruments: Disclosures’1: Supplier Finance Arrangements (effective 1 January 2024). The amendments add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.

The amendments:

●	Do not define supplier finance arrangements.
●	Add two disclosure objectives. Entities will have to disclose in the notes information that enables users of financial statements to assess how supplier finance arrangements affect an entity’s liabilities and cash flows and to understand the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it.
●	Complement current requirements in IFRSs by adding to IAS 7 additional disclosure requirements about the type and effect of non-cash changes in the carrying amounts of the financial liabilities that are part of the arrangement and the terms and conditions of the supplier finance arrangements; for the arrangements, as at the beginning and end of the reporting period:
o	the carrying amounts of financial liabilities that are part of the arrangement and the associated line item presented;
o	the carrying amount of financial liabilities disclosed under a) for which suppliers have already received payment from the finance providers;
o	the range of payment due dates (for example, 30 to 40 days after the invoice date) of financial liabilities disclosed under a) and comparable trade payables that are not part of a supplier finance arrangement.

Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability’1, (effective 1 January 2025). The amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates require disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable.

The amendments:

●	Specify when a currency is exchangeable into another currency and when it is not.
●	Specify how an entity determines the exchange rate to apply when a currency is not exchangeable.
●	Require the disclosure of additional information when a currency is not exchangeable.